COST OF REVENUES	12 Months Ended
Dec. 31, 2011
COST OF REVENUES
COST OF REVENUES

9. COST OF REVENUES

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Business tax and surcharges	16,624	38,472	90,215	14,334
Bandwidth costs	149,479	191,679	324,682	51,587
Depreciation of servers and other equipment	33,692	37,958	39,052	6,205
Content costs	16,913	82,721	243,388	38,670
Total	216,708	350,830	697,337	110,796